Loans and Related Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Loans and Related Allowance for Loan Losses [Abstract]
Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2018 and December 31, 2017. Due to the expansion of the Company’s internal credit quality risk ratings in the second quarter of 2018, the amount reclassified from the special mention rating to the pass/watch rating, which is included within the pass rating classification below, was $32,603,000 at June 30, 2018. Previously, both special mention and watch rated loans were reported under the special mention rating classification.

(Dollars in thousands)
		Special
As of December 31, 2018	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial and agricultural	$42,757	$2,992	$814	$-	$46,563
Real estate - commercial	125,352	8,590	6,459	894	141,295
Real estate - construction	34,131	-	2,528	29	36,688
Real estate - mortgage	160,774	24	2,569	181	163,548
Obligations of states and political subdivisions	19,129	-	-	-	19,129
Personal	10,389	-	19	-	10,408
Total	$392,532	$11,606	$12,389	$1,104	$417,631

(Dollars in thousands)
		Special
As of December 31, 2017	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial and agricultural	$34,826	$8,692	$2,280	$4	$45,802
Real estate - commercial	114,299	17,928	7,189	953	140,369
Real estate - construction	22,470	3,297	2,636	-	28,403
Real estate - mortgage	139,861	3,551	2,859	617	146,888
Obligations of states and political subdivisions	12,088	956	-	-	13,044
Personal	9,360	32	6	-	9,398
Total	$332,904	$34,456	$14,970	$1,574	$383,904

Impaired Loans by Loan Portfolio Class

The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2018 and December 31, 2017:

(Dollars in thousands)	As of December 31, 2018			As of December 31, 2017
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial
and agricultural	$-	$-	$-	$468	$477	$-
Real estate - commercial	909	1,303	-	5,031	5,957	-
Acquired with credit
deterioration	544	592	-	191	247	-
Real estate - construction	27	1,123	-	-	-	-
Real estate - mortgage	1,180	1,912	-	2,232	3,738	-
Acquired with credit
deterioration	971	1,061	-	337	384	-
Personal	17	17	-	-	-	-
Total:
Commercial, financial
and agricultural	$-	$-	$-	$468	$477	$-
Real estate - commercial	909	1,303	-	5,031	5,957	-
Acquired with credit
deterioration	544	592	-	191	247	-
Real estate - construction	27	1,123	-	-	-	-
Real estate - mortgage	1,180	1,912	-	2,232	3,738	-
Acquired with credit
deterioration	971	1,061	-	337	384	-
Personal	17	17	-	-	-	-
	$3,648	$6,008	$-	$8,259	$10,803	$-

(Dollars in thousands)	Year Ended December 31, 2018			Year Ended December 31, 2017			Year Ended December 31, 2016
Impaired Loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance
recorded:
Commercial, financial
and agricultural	$234	$-	$-	$452	$25	$-	$456	$29	$-
Real estate - commercial	2,970	-	-	5,265	313	-	3,675	331	-
Acquired with credit
deterioration	368	-	-	416	-	-	738	-	-
Real estate - construction	14	-	-	1,228	34	-	1,228	136	-
Real estate - mortgage	1,706	19	33	2,789	21	20	2,991	28	37
Acquired with credit
deterioration	654	-	-	376	-	-	523	-	-
Personal	9	-	-	-			-
With an allowance
recorded:
Real estate - mortgage	$-	$-	$-	$356	$-	$-	$356	$-	$-
Total:
Commercial, financial
and agricultural	234	-	-	452	25	-	456	29	-
Real estate - commercial	2,970	-	-	5,265	313	-	3,675	331	-
Acquired with credit
deterioration	368	-	-	416	-	-	738	-	-
Real estate - construction	14	-	-	1,228	34	-	1,228	136	-
Real estate - mortgage	1,706	19	33	3,145	21	20	3,347	28	37
Acquired with credit
deterioration	654	-	-	376	-	-	523	-	-
Personal	9	-	-	-	-	-	-	-	-
	$5,955	$19	$33	$10,882	$393	$20	$9,967	$524	$37

Nonaccrual Loans by Classes of the Loan Portfolio

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2018 and December 31, 2017:

(Dollars in thousands)

Nonaccrual loans:	December 31, 2018	December 31, 2017
Commercial, financial and agricultural	$-	$4
Real estate - commercial	908	953
Real estate - construction	29	-
Real estate - mortgage	753	1,917
Personal	17	-
Total	$1,707	$2,874

Loan Portfolio Summarized by the Past Due Status

The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2018 and December 31, 2017:

							Loans
							Past Due
							Greater
(Dollars in thousands)			Greater				than 90
	30-59 Days	60-89 Days	than 90	Total Past			Days an
As of December 31, 2018	Past Due	Past Due	Days	Due	Current	Total Loans	Accruing(1)

Commercial, financial and agricultural	$6	$-	$-	$6	$46,557	$46,563	$-
Real estate - commercial
Real estate - commercial	-	-	1,214	1,214	139,890	141,104	306
Acquired with credit deterioration	140	-	-	140	51	191	-
Real estate - construction	32	-	29	61	36,627	36,688	-
Real estate - mortgage
Real estate - mortgage	824	561	175	1,560	161,651	163,211	23
Acquired with credit deterioration	259	-	7	266	71	337	7
Obligations of states and political
subdivisions	-	-	-	-	19,129	19,129	-
Personal	24	15	17	56	10,352	10,408	-
Total	$1,285	$576	$1,442	$3,303	$414,328	$417,631	$336

							Loans
							Past Due
							Greater
(Dollars in thousands)			Greater				than 90
	30-59 Days	60-89 Days	than 90	Total Past			Days an
As of December 31, 2017	Past Due	Past Due	Days	Due	Current	Total Loans	Accruing(1)

Commercial, financial and agricultural	$-	$-	$-	$-	$45,802	$45,802	$-
Real estate - commercial
Real estate - commercial	16	23	-	39	140,139	140,178	-
Acquired with credit deterioration	-	-	28	28	163	191	28
Real estate - construction	-	-	-	-	28,403	28,403	-
Real estate - mortgage
Real estate - mortgage	694	80	64	838	145,713	146,551	64
Acquired with credit deterioration	-	-	123	123	214	337	123
Obligations of states and political
subdivisions	-	-	-	-	13,044	13,044	-
Personal	66	6	-	72	9,326	9,398	-
Total	$776	$109	$215	$1,100	$382,804	$383,904	$215

(1)	These loans are guaranteed, or well secured, and there is an effective means of collection in process.

Troubled Debt Restructurings on Financing Receivables

The following table summarizes information regarding troubled debt restructurings by loan portfolio class as of and for the years ended December 31, 2018 and 2017.

(Dollars in thousands)		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment	Recorded Investment
As of December 31, 2018
Accruing troubled debt restructurings:
Real estate - mortgage	8	$522	$550	$428
Non-accruing troubled debt
restructurings:
Real estate - mortgage	1	25	25	17
	9	$547	$575	$445

(Dollars in thousands)		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment	Recorded Investment
As of December 31, 2017
Accruing troubled debt restructurings:
Real estate - commercial
Real estate - mortgage	7	$369	$397	$315
Non-accruing troubled debt
restructurings:
Commercial, financial, agricultural	1	19	20	4
Real estate - mortgage	1	25	25	20
	9	$413	$442	$339

Summary of Loans whose Terms Have Been Modified

The following tables summarize loans whose terms were modified, resulting in troubled debt restructurings during 2018 and 2017.

(Dollars in thousands)		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment	Recorded Investment
Year ended December 31, 2018
Non-accruing troubled debt
restructurings:
Real estate - mortgage	1	$153	$153	$147
	1	$153	$153	$147

(Dollars in thousands)		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment	Recorded Investment
Year ended December 31, 2017
Non-accruing troubled debt
restructurings:
Commercial, financial, agricultural	1	$19	$20	$4
	1	$19	$20	$4

Allowance for Loan Losses and Recorded Investments in Loans Receivable

The following tables summarize loans and the activity in the allowance for loan losses by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the years ended December 31, 2018, 2017 and 2016:

(Dollars in thousands)					Obligations
	Commercial,				of states
	financial and	Real estate-	Real estate-	Real estate-	and political
Allowance for loan losses:	agricultural	commercial	construction	mortgage	subdivisions	Personal	Total
Beginning Balance, January 1, 2018	$273	$1,022	$288	$1,285	$-	$71	$2,939
Charge-offs	-	(60)	-	(183)	-	(42)	(285)
Recoveries	10	5	-	12	-	16	43
Provisions	(8)	107	270	(79)	20	27	337
Ending balance, December 31, 2018	$275	$1,074	$558	$1,035	$20	$72	$3,034
collectively evaluated for impairment	$275	$1,074	$558	$1,035	$20	$72	$3,034

Loans receivable:
Ending balance	$46,563	$141,295	$36,688	$163,548	$19,129	$10,408	$417,631
individually evaluated for impairment	-	909	27	1,180	-	17	2,133
acquired with credit deterioration	-	544	-	971	-	-	1,515
collectively evaluated for impairment	$46,563	$139,842	$36,661	$161,397	$19,129	$10,391	$413,983

(Dollars in thousands)					Obligations
	Commercial,				of states
	financial and	Real estate-	Real estate-	Real estate-	and political
Allowance for loan losses:	agricultural	commercial	construction	mortgage	subdivisions	Personal	Total
Beginning Balance, January 1, 2017	$318	$948	$231	$1,143	$-	$83	$2,723
Charge-offs	(46)	(70)	-	(149)	-	(27)	(292)
Recoveries	5	2	-	45	-	17	69
Provisions	(4)	142	57	246	-	(2)	439
Ending balance, December 31, 2017	$273	$1,022	$288	$1,285	$-	$71	$2,939
collectively evaluated for impairment	$273	$1,022	$288	$1,285	$-	$71	$2,939

Loans receivable:
Ending balance	$45,802	$140,369	$28,403	$146,888	$13,044	$9,398	$383,904
individually evaluated for impairment	468	5,031	-	2,232	-	-	7,731
acquired with credit deterioration	-	191	-	337	-	-	528
collectively evaluated for impairment	$45,334	$135,147	$28,403	$144,319	$13,044	$9,398	$375,645

(Dollars in thousands)					Obligations
	Commercial,				of states
	financial and	Real estate-	Real estate-	Real estate-	and political
Allowance for loan losses:	agricultural	commercial	construction	mortgage	subdivisions	Personal	Total
Beginning Balance, January 1, 2016	$264	$836	$191	$1,140	$-	$47	$2,478
Charge-offs	(4)	(146)	-	(103)	-	(26)	(279)
Recoveries	-	24	-	15	-	19	58
Provisions	58	234	40	91	-	43	466
Ending balance, December 31, 2016	$318	$948	$231	$1,143	$-	$83	$2,723
individually evaluated for impairment	-	-	-	56	-	-	56
collectively evaluated for impairment	$318	$948	$231	$1,087	$-	$83	$2,667

Loans receivable:
Ending balance	$40,827	$123,711	$35,206	$154,905	$13,616	$10,032	$378,297
individually evaluated for impairment	436	5,499	2,455	4,057	-	-	12,447
acquired with credit deterioration	-	641	-	415	-	-	1,056
collectively evaluated for impairment	$40,391	$117,571	$32,751	$150,433	$13,616	$10,032	$364,794